Marketable Securities	6 Months Ended
Jun. 30, 2020
Disclosure Text Block Supplement [Abstract]
MARKETABLE SECURITIES

NOTE 3:- MARKETABLE SECURITIES

The following tables summarize our marketable securities by significant investing categories:

	June 30, 2020
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$36,048	$405	$-	$36,453
	36,048	405	-	36,453

Matures after one year through three years:
Corporate debentures	68,630	1,959	(1)	70,588
Government debentures	3,025	74	-	3,099
	71,655	2,033	(1)	73,687

Total	$107,703	$2,438	$(1)	$110,140

	December 31, 2019
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$27,624	$24	$(11)	$27,637
Government debentures	4,930	-	-	4,930
	32,554	24	(11)	32,567

Matures after one year through three years:
Corporate debentures	91,887	575	(117)	92,345
Government debentures	3,030	21	(3)	3,048
	94,917	596	(120)	95,393

Total	$127,471	$620	$(131)	$127,960

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	June 30, 2020
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$2,147	$(1)	$-	$-	$2,147	$(1)

Total	$2,147	$(1)	$-	$-	$2,147	$(1)

	December 31, 2019
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses

Corporate debentures	$57,753	$(127)	$3,801	$(1)	$61,554	$(128)
Government debentures	2,552	(3)	-	-	2,552	(3)

Total	$60,305	$(130)	$3,801	$(1)	$64,106	$(131)